Series A Warrants and Series B Warrants - Fair Value of Convertible Preferred Stock Warrant Liability (Detail) (Series B Warrant Liability [Member])	0 Months Ended
	Dec. 31, 2014	Nov. 18, 2014
Series B Warrant Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	60.20%	55.10%
Expected Term (years)	1 year 1 month 6 days	1 year 3 months
Expected dividend yield	0.00%	0.00%
Risk-free rate	0.26%	0.20%